360 FUNDS TRUST

(the “Trust”)

SUPPLEMENT DATED March 10, 2017

TO THE
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED OCTOBER 28, 2016

IMS Capital Value Fund
Institutional Class Shares (Ticker Symbol: IMSCX)

IMS Strategic Income Fund
Institutional Class Shares (Ticker Symbol: IMSIX)

IMS Dividend Growth Fund
Institutional Class Shares (Ticker Symbol: IMSAX)

This supplement revises information in the prospectus dated October 28, 2016 for the IMS Capital Value Fund, IMS Strategic Income Fund and IMS Dividend Growth Fund. If you would like another copy of the prospectus, call us at 800-934-5550 or write to us at 4520 Main St Suite 1425 Kansas City, MO 64111 to request a free copy.

New Distributor for the Funds

Effective March 3, 2017, the Distributor for the Funds will change from Matrix Capital Group, Inc. to Matrix 360 Distributors, LLC. The address for Matrix 360 Distributors, LLC is 4520 Main Street, Suite 1425, Kansas City, Missouri 64111.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

Telephone: 800-934-5550